Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.3%
AES Tiete Energia SA	1,307,751	$4,033,614
Banco Santander Brasil SA	1,346,800	9,684,577
BB Seguridade Participacoes SA	1,502,000	7,609,381
CCR SA	1,832,200	4,067,268
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,135,600	10,025,263
Telefonica Brasil SA	413,000	3,419,131
Transmissora Alianca de Energia Eletrica SA	1,027,100	6,036,840
		44,876,074
China — 18.4%
Agile Group Holdings Ltd.	7,830,000	9,775,067
Agricultural Bank of China Ltd., Class H	11,412,000	4,120,998
Bank of China Ltd., Class H	14,111,000	4,786,258
C&D International Investment Group Ltd.	4,293,000	6,865,389
C&D Property Management Group Co. Ltd.(a)	4,299,000	1,502,517
China Construction Bank Corp., Class H	5,137,000	3,895,556
China Merchants Port Holdings Co. Ltd.	4,776,000	6,664,601
China Petroleum & Chemical Corp., Class H	14,970,000	7,162,726
China Power International Development Ltd.	27,521,999	6,176,065
China Shenhua Energy Co. Ltd., Class H	4,274,000	7,926,400
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,372,000	6,621,547
Guangzhou R&F Properties Co. Ltd., Class H	9,223,600	11,384,003
Industrial & Commercial Bank of China Ltd., Class H	6,284,000	4,011,659
Lonking Holdings Ltd.	22,357,000	7,439,022
Shenzhen Investment Ltd.	17,944,000	5,947,507
Shui On Land Ltd.(b)	40,780,500	6,048,295
Sinopec Engineering Group Co. Ltd., Class H	18,215,500	8,410,208
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,724,000	4,153,457
Yanzhou Coal Mining Co. Ltd., Class H	9,506,000	7,355,830
Yuzhou Group Holdings Co. Ltd.	16,376,000	5,723,474
Zhejiang Expressway Co. Ltd., Class H	7,142,000	5,775,239
		131,745,818
Colombia — 0.9%
Ecopetrol SA	10,804,139	6,160,130

Czech Republic — 0.8%
CEZ AS	248,579	5,996,156

Greece — 1.1%
OPAP SA	622,445	7,652,829

Hong Kong — 1.0%
Atlas Corp.	646,634	7,268,166

India — 5.2%
Indiabulls Housing Finance Ltd.	5,190,774	13,578,114
Oil India Ltd.	7,553,328	11,527,729
REC Ltd.	6,902,829	12,535,976
		37,641,819
Indonesia — 1.7%
Bukit Asam Tbk PT	65,553,600	12,054,760

Malaysia — 2.9%
British American Tobacco Malaysia Bhd(b)	2,665,500	8,637,737
Genting Malaysia Bhd	10,171,200	6,189,524
Malayan Banking Bhd	3,278,300	6,333,586
		21,160,847
Security	Shares	Value

Mexico — 1.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b)	10,427,500	$10,492,725

Netherlands — 1.4%
VEON Ltd.	6,278,619	10,108,577

Philippines — 0.7%
PLDT Inc.	177,315	4,842,536

Qatar — 0.8%
Barwa Real Estate Co.	6,261,163	5,656,956

Russia — 14.9%
Alrosa PJSC	7,799,630	10,327,055
Federal Grid CoUnified Energy System PJSC	2,707,350,000	7,731,221
LUKOIL PJSC	98,780	7,070,990
Magnitogorsk Iron & Steel Works PJSC	15,739,580	10,795,444
MMC Norilsk Nickel PJSC	23,327	7,580,823
Mobile TeleSystems PJSC, ADR	723,792	6,514,128
Moscow Exchange MICEX-RTS PJSC	3,068,280	6,392,297
Novolipetsk Steel PJSC, GDR	557,050	15,530,554
PhosAgro PJSC, GDR(c)	327,740	5,138,963
Rostelecom PJSC(a)	3,621,630	4,856,159
Sberbank of Russia PJSC	2,239,840	7,671,497
Severstal PAO	619,437	10,362,447
Tatneft PJSC	1,037,966	6,746,377
		106,717,955
South Africa — 13.4%
Absa Group Ltd.	1,752,220	13,299,527
Coronation Fund Managers Ltd.	2,706,632	8,792,845
Exxaro Resources Ltd.	1,040,450	10,437,333
Kumba Iron Ore Ltd.	238,872	9,652,000
Liberty Holdings Ltd.	2,044,932	8,354,979
MTN Group Ltd.	2,277,725	9,472,552
Nedbank Group Ltd.	1,542,266	12,539,972
NEPI Rockcastle PLC.	1,474,777	8,964,763
Truworths International Ltd.	2,587,864	7,674,622
Woolworths Holdings Ltd.	2,341,519	6,989,168
		96,177,761
Taiwan — 9.5%
Asustek Computer Inc.	649,000	6,640,068
Chong Hong Construction Co. Ltd.	1,856,000	5,236,104
Far EasTone Telecommunications Co. Ltd.	1,596,000	3,419,695
Huaku Development Co. Ltd.	1,921,000	5,913,408
Inventec Corp.	4,493,475	3,730,856
Merry Electronics Co. Ltd.	880,943	4,262,754
Novatek Microelectronics Corp.	451,000	6,345,648
Radiant Opto-Electronics Corp.	1,484,000	6,094,456
Simplo Technology Co. Ltd.	306,600	3,952,597
Supreme Electronics Co. Ltd.	6,550,000	8,151,683
Systex Corp.	1,670,000	5,003,589
Taiwan Cement Corp.	3,080,884	4,417,373
WPG Holdings Ltd.	3,305,280	5,075,512
		68,243,743
Thailand — 5.7%
Jasmine International PCL, NVDR(b)	89,263,300	9,006,855
Kiatnakin Phatra Bank PCL, NVDR	4,688,200	8,693,455
Land & Houses PCL, NVDR	27,675,700	7,212,511
Quality Houses PCL, NVDR	92,151,300	7,204,612

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Tisco Financial Group PCL, NVDR	2,927,500	$9,023,116
		41,140,549
Turkey — 1.6%
Tofas Turk Otomobil Fabrikasi AS	2,351,971	11,665,596

United Arab Emirates — 5.3%
Abu Dhabi Commercial Bank PJSC	4,690,871	8,224,333
Aldar Properties PJSC	13,008,695	12,395,473
Dubai Investments PJSC.	17,490,242	7,856,717
Dubai Islamic Bank PJSC	6,846,758	9,394,569
		37,871,092
United Kingdom — 2.7%
Evraz PLC	2,869,823	19,759,378

Total Common Stocks — 95.8%
(Cost: $640,361,014)		687,233,467

Preferred Stocks

Brazil — 3.3%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	1,482,800	7,156,331
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,508,979	3,786,439
Itau Unibanco Holding SA, Preference Shares, NVS	1,163,300	6,038,358
Itausa SA, Preference Shares, NVS	3,423,500	6,652,930
		23,634,058
Russia — 0.5%
Bashneft PJSC, Preference Shares, NVS	264,873	4,156,487

Total Preferred Stocks — 3.8%
(Cost: $29,201,331)		27,790,545
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	5,516,879	$5,520,189
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	790,000	790,000
		6,310,189
Total Short-Term Investments — 0.9%
(Cost: $6,305,731)		6,310,189

Total Investments in Securities — 100.5%
(Cost: $675,868,076)		721,334,201

Other Assets, Less Liabilities — (0.5)%		(3,864,763)

Net Assets — 100.0%		$717,469,438

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,598,246	$—	$(1,071,631	)(a)	$(2,239)	$(4,187)	$5,520,189	5,516,879	$83,517	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	—	(10,000	)(a)	—	—	790,000	790,000	1,215		—
					$(2,239)	$(4,187)	$6,310,189		$84,732		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	27	03/19/21	$1,790	$(82,367)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$687,233,467	$—	$—	$687,233,467
Preferred Stocks	27,790,545	—	—	27,790,545
Money Market Funds	6,310,189	—	—	6,310,189
	$721,334,201	$—	$—	$721,334,201
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(82,367)	$—	$—	$(82,367)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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